Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable	Total Navios Partners' Capital
Balance at Dec. 31, 2017		$ 5,464	$ 791,669	$ (29,423)	$ 767,710
Balance, Units at Dec. 31, 2017		201,086	9,853,181
Proceeds from public offering and issuance of common units, net of offering costs (see Note 8), value			$ 33,374		33,374
Proceeds from public offering and issuance of common units, net of offering costs (see Note 8), units			1,228,133
Net proceeds from issuance of general partner units (see Note 8), value		$ 714			714
Net proceeds from issuance of general partner units (see Note 8), units		25,064
Issuance of restricted common units (see Note 8), value		$ 64	$ 614		678
Issuance of restricted common units (see Note 8), units		1,864	91,337
Net income/ (loss)		$ 110	$ 5,368		5,478
Balance at Mar. 31, 2018		$ 6,352	$ 831,025	(29,423)	807,954
Balance, Units at Mar. 31, 2018		228,014	11,172,651
Balance at Dec. 31, 2017		$ 5,464	$ 791,669	(29,423)	767,710
Balance, Units at Dec. 31, 2017		201,086	9,853,181
Net income/ (loss)	$ (24,055)
Balance at Jun. 30, 2018		$ 5,693	$ 799,352	(29,423)	775,622
Balance, Units at Jun. 30, 2018		228,014	11,172,651
Balance at Mar. 31, 2018		$ 6,352	$ 831,025	(29,423)	807,954
Balance, Units at Mar. 31, 2018		228,014	11,172,651
Cash distribution paid ($0.30 per unit—see Note 15)		$ (68)	$ (3,352)		(3,420)
Stock based compensation (see Note 8), value			621		621
Net income/ (loss)	(29,533)	(591)	(28,942)		(29,533)
Balance at Jun. 30, 2018		$ 5,693	$ 799,352	(29,423)	775,622
Balance, Units at Jun. 30, 2018		228,014	11,172,651
Balance at Dec. 31, 2018	776,753	$ 5,802	$ 800,374	(29,423)	776,753
Balance, Units at Dec. 31, 2018		230,006	11,270,283
Cash distribution paid ($0.30 per unit—see Note 15)		$ (69)	$ (3,389)		(3,458)
Issuance of restricted common units (see Note 8), value		$ 8	$ 33		41
Issuance of restricted common units (see Note 8), units		518	25,396
Acquisition of treasury stock (see Note 8), value			$ (3,373)		(3,373)
Acquisition of treasury stock (see Note 8), units			(227,140)
Stock based compensation (see Note 8), value			$ 461		461
Net income/ (loss)		$ (188)	(9,335)		(9,523)
Balance at Mar. 31, 2019		$ 5,553	$ 784,771	(29,423)	760,901
Balance, Units at Mar. 31, 2019		230,524	11,068,539
Balance at Dec. 31, 2018	776,753	$ 5,802	$ 800,374	(29,423)	776,753
Balance, Units at Dec. 31, 2018		230,006	11,270,283
Acquisition of treasury stock (see Note 8), value			$ (4,499)
Acquisition of treasury stock (see Note 8), units			(312,952)
Net income/ (loss)	(16,046)
Balance at Jun. 30, 2019	750,407	$ 5,355	$ 774,475	(29,423)	750,407
Balance, Units at Jun. 30, 2019		230,524	10,983,785
Balance at Mar. 31, 2019		$ 5,553	$ 784,771	(29,423)	760,901
Balance, Units at Mar. 31, 2019		230,524	11,068,539
Cash distribution paid ($0.30 per unit—see Note 15)		$ (69)	$ (3,295)		(3,364)
Issuance of capital surplus			1,058
Acquisition of treasury stock (see Note 8), value			$ (1,126)		(1,126)
Acquisition of treasury stock (see Note 8), units			(85,812)
Stock based compensation (see Note 8), value			$ 519		519
Net income/ (loss)	(6,523)	(129)	(6,394)		(6,523)
Balance at Jun. 30, 2019	$ 750,407	$ 5,355	$ 774,475	$ (29,423)	$ 750,407
Balance, Units at Jun. 30, 2019		230,524	10,983,785